UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio
Acadian Emerging Markets Debt Fund

Semi-Annual Report **April 30, 2014**

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

The Funds file their complete schedules of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a portfolio voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.2%
	Shares	Value

Argentina — 0.8%
Petrobras Argentina ADR*	85,460	$468,321
Ternium ADR	356,805	10,226,031

		10,694,352

Bermuda — 0.1%
Sihuan Pharmaceutical Holdings Group	736,000	810,716

Brazil — 7.9%
Banco do Brasil	1,643,600	17,315,019
Banco Santander Brasil ADR	662,240	4,403,896
CETIP - Mercados Organizados	762,100	9,662,324
Cia de Saneamento Basico do Estado de Sao Paulo	414,863	3,935,129
Cia de Saneamento Basico do Estado de Sao Paulo ADR	456,398	4,326,653
Cia de Saneamento de Minas Gerais-COPASA	124,700	1,948,446
Cia Energetica de Minas Gerais ADR	413,702	3,119,313
Cosan	494,138	5,993,894
Duratex	888,393	3,852,791
EDP - Energias do Brasil	251,000	1,100,922
Embraer ADR	38,468	1,323,299
Embratel Participacoes	794	4
Estacio Participacoes	154,100	1,634,473

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Brazil — (continued)
Fibria Celulose*	516,100	$5,101,399
FII BTG Pactual Corporate Office Fund	6,995	394,305
JBS*	1,313,507	4,541,827
Kroton Educacional	618,300	13,143,814
Light	413,500	3,282,408
Marfrig Global Foods*	759,400	1,416,798
Porto Seguro	550,300	8,082,666
Sao Martinho	19,300	284,858
Seara Alimentos* (A)	911	2
Telefonica Brasil ADR	193,248	4,096,858
Tim Participacoes	1,524,100	8,222,860
Tim Participacoes ADR	102,111	2,747,807

		109,931,765

Chile — 0.8%
Banco de Chile ADR	3,513	271,801
Enersis ADR	635,171	10,226,253

		10,498,054

China — 13.3%
Agricultural Bank of China	19,201,000	8,048,968
Anhui Conch Cement	2,074,000	7,704,319
Bank of China	71,505,000	31,450,229
China Citic Bank	17,607,000	10,492,050
China Construction Bank	28,281,000	19,515,584
China Lodging Group ADR*	12,877	285,741
China Merchants Bank	2,669,500	4,765,396
China Petroleum & Chemical	25,535,800	22,561,764
China Railway Construction	563,000	465,478
China Sports International*	670,000	8,016
China Telecom	20,246,000	10,393,344
Chongqing Rural Commercial Bank	3,546,000	1,555,073
CSR	1,122,000	819,110
Giant Interactive Group ADR	748,723	8,797,495
Haitian International Holdings	162,000	326,384
Huadian Power International	1,038,000	563,654
Huaneng Power International	6,638,000	6,481,360
Industrial & Commercial Bank of China	7,527,000	4,485,356
Jiangling Motors	56,800	211,582
Jiangsu Future Land	561,100	277,183
New Oriental Education & Technology Group ADR	459,308	11,115,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Perfect World ADR	100,403	$1,867,496
Qingling Motors	778,000	238,830
Semiconductor Manufacturing International*	4,278,000	347,628
Shanghai Electric Group	718,000	281,534
Shanghai Friendship Group	188,470	253,492
Shanghai Mechanical and Electrical Industry	268,300	468,184
Shimao Property Holdings	136,000	268,388
SinoMedia Holding	290,000	254,355
Sinopec Shanghai Petrochemical	916,000	223,301
Sinotrans	961,000	530,518
SOHO China	709,000	564,241
Sohu.com*	26,013	1,435,137
SouFun Holdings ADR	142,780	1,680,521
TAL Education Group ADR*	129,047	2,854,520
Tencent Holdings	144,600	9,012,146
Tingyi Cayman Islands Holding	102,000	283,518
Vipshop Holdings ADR*	24,611	3,450,216
Want Want China Holdings	174,000	272,908
Weiqiao Textile	992,000	552,750
WuXi PharmaTech Cayman ADR*	241,223	8,201,582
Xinhua Winshare Publishing and Media	433,000	274,222
Xinyuan Real Estate ADR	24,178	98,888
YY ADR*	17,465	1,001,793
Zhuzhou CSR Times Electric	212,000	622,086

		185,361,593

Czech Republic — 0.0%
CEZ	13,526	406,678

Egypt — 0.3%
Commercial International Bank Egypt SAE	335,463	1,794,708
Ezz Steel*	408,960	969,942
Talaat Moustafa Group	521,702	666,314
Telecom Egypt	282,406	596,847

		4,027,811

Hong Kong — 0.6%
Chaoda Modern Agriculture Holdings ADR*	6,346	12,819
China Ocean Resources	71,580	164,178
China Resources Cement Holdings	1,334,000	925,702
China Unicom Hong Kong	2,502,000	3,840,319

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)
Geely Automobile Holdings	5,580,000	$1,936,063
GOME Electrical Appliances Holding	8,140,000	1,532,887
Tonly Electronics Holdings	71,000	54,031

		8,465,999

India — 9.0%
Aban Offshore	43,698	372,282
Apollo Tyres	2,386,085	6,292,080
Aptech	68,832	83,365
Arvind*	96,600	293,812
Aurobindo Pharma	576,807	5,480,694
Bharat Forge	39,927	269,953
Biocon	102,850	803,071
Cairn India	1,644,134	9,135,895
Ceat	63,505	409,205
Dishman Pharmaceuticals & Chemicals	58,387	87,414
Divi’s Laboratories*	14,566	333,570
Dr Reddy’s Laboratories	163,293	7,326,459
Geometric	101,511	177,053
Gitanjali Gems	38,150	39,437
Havells India*	22,891	353,489
HCL Technologies	868,951	20,211,413
Hexaware Technologies	694,141	1,745,279
Indraprastha Gas	230,706	1,096,824
Infosys ADR	251,426	13,504,090
Infosys	216,383	11,411,275
Lupin	318,832	5,231,139
MAX India	47,303	167,598
Mindtree	28,292	665,588
MRF	9,295	3,163,606
NIIT Technologies	107,712	724,688
Sasken Communications Technologies	175,093	560,855
SRF	40,927	263,313
Sun Pharmaceutical Industries	245,265	2,573,219
Syndicate Bank	550,011	940,166
Tata Communications	54,921	257,737
Tata Consultancy Services	23,665	858,947
Tata Elxsi*	29,753	271,311
Tata Motors ADR	9,089	340,111
Tata Motors	2,472,768	17,003,739
Tata Sponge Iron*	33,199	312,587

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
TVS Motor	196,159	$310,264
Uflex	139,860	198,144
UPL	96,151	427,391
Wipro	1,188,883	10,296,162
WNS Holdings ADR*	80,743	1,503,435

		125,496,660

Indonesia — 1.0%
Agung Podomoro Land	5,873,000	133,598
Bank Negara Indonesia Persero	6,464,100	2,692,094
Bank Rakyat Indonesia	90,000	77,066
Darma Henwa*	6,998,260	30,265
Gajah Tunggal	2,750,778	455,628
Indofood Sukses Makmur	2,487,600	1,516,895
Lippo Cikarang*	339,500	223,906
Matahari Department Store*	604,500	784,284
Pakuwon Jati	8,256,000	251,361
Perusahaan Gas Negara Persero	734,900	338,481
Surya Semesta Internusa	8,109,000	582,145
Telekomunikasi Indonesia ADR	79,449	3,154,125
Telekomunikasi Indonesia Persero	19,835,000	3,885,852

		14,125,700

Malaysia — 3.3%
Affin Holdings	7,300	8,428
AMMB Holdings	976,600	2,147,294
British American Tobacco	22,400	419,807
DRB-Hicom	1,127,000	862,808
Malayan Banking	2,440,000	7,397,336
Petronas Chemicals Group	242,500	499,778
Puncak Niaga Holdings	260,200	232,670
RHB Capital	143,200	363,536
Telekom Malaysia	3,318,000	6,299,679
Tenaga Nasional	7,665,100	27,932,840

		46,164,176

Mexico — 4.8%
Alfa, Ser A	4,339,139	11,462,471
America Movil ADR, Ser L	1,328,509	26,676,461
America Movil, Ser L	3,769,525	3,800,427
Axtel*	762,000	253,364

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Mexico — (continued)
Banregio Grupo Financiero	49,402	$286,192
Bio Pappel*	122,279	261,237
Cemex ADR*	81,201	1,026,382
Empresas ICA*	928,652	1,662,420
Gruma*	649,232	5,741,617
Grupo Aeroportuario del Pacifico ADR	13,336	804,161
Grupo Aeroportuario del Pacifico	697,864	4,200,706
Grupo Financiero Banorte	546,694	3,630,907
Grupo Financiero Inbursa	375,327	961,358
Grupo Financiero Interacciones	168,034	1,014,671
Grupo Lala	404,527	939,988
Grupo Simec*	39,900	150,264
Grupo Televisa ADR	10,540	345,817
OHL Mexico*	1,353,187	3,599,466
TF Administradora Industrial S de RL	126,130	253,460

		67,071,369

Pakistan — 0.0%
DG Khan Cement	189,800	169,175
Pakistan Telecommunication	442,882	127,500

		296,675

Panama — 0.1%
Avianca Holdings ADR	77,726	1,287,920

Philippines — 0.1%
Cebu Air	78,120	91,999
Globe Telecom	6,955	258,511
Lopez Holdings	35,800	3,654
Universal Robina	323,270	1,058,713
Vista Land & Lifescapes	2,465,500	333,489

		1,746,366

Poland — 1.7%
Asseco Poland	21,098	313,580
Bank Pekao	5,899	377,693
Energa*	144,715	862,750
Grupa Lotos*	116,387	1,499,213
Orange Polska	95,295	325,451
PGE	601,318	4,170,785
Polski Koncern Naftowy Orlen	821,145	12,286,053
Tauron Polska Energia	2,327,921	4,113,546

		23,949,071

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Russia — 2.0%
OAO Gazprom ADR	2,938,494	$21,192,419
Sistema GDR	256,982	6,116,172
Surgutneftegas ADR	66,607	471,577

		27,780,168

South Africa — 5.5%
Barloworld	25,582	278,689
Clicks Group	46,681	284,643
FirstRand	3,410,215	12,531,620
Imperial Holdings	257,548	4,796,726
Liberty Holdings	254,071	3,043,635
MMI Holdings	2,531,777	6,353,207
Mondi	110,107	1,831,541
MTN Group	112,602	2,256,321
Murray & Roberts Holdings*	102,526	239,736
Netcare	107,468	260,485
Sanlam	678,532	3,627,910
Sappi*	324,039	1,025,972
Sasol	431,353	24,202,591
Sibanye Gold	183,658	474,835
Standard Bank Group	196,246	2,575,700
Steinhoff International Holdings	2,006,589	10,415,838
Telkom*	660,239	2,359,678

		76,559,127

South Korea — 19.2%
AtlasBX	249,908	10,157,879
CJ	101,167	12,238,339
CJ E&M*	6,676	325,627
CKH Food & Health	80,755	305,186
Daou Data	15,940	86,233
Daou Technology	39,180	546,010
Dongbu Insurance	7,309	403,187
Dongyang E&P	15,443	298,159
Ecoplastic	228,571	591,723
Hana Financial Group	486,830	17,125,975
Hanil E-Hwa	173,830	3,549,611
Hankook Tire	4,870	281,369
Hanwha	283,370	8,240,848
Hanwha Life Insurance	41,690	271,128
Hite Holdings	14,760	186,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Husteel	22,760	$447,138
Hwa Shin	18,740	219,446
Hyundai Hy Communications & Networks	50,240	250,884
Hyundai Motor	98,906	22,015,272
Industrial Bank of Korea	37,650	462,746
INTOPS	8,242	192,630
Kia Motors	444,346	24,640,497
Kolon	25,730	539,102
Korea District Heating	2,802	196,056
KT	536,820	17,040,256
Ktis	65,330	294,627
LG Display*	603,090	16,021,311
LG Innotek*	2,741	302,404
LG Uplus	143,340	1,408,014
LIG Insurance	31,920	934,462
Lotte Food	387	289,885
NEOWIZ HOLDINGS*	6,358	77,529
Samsung Electronics	62,769	81,582,083
SK Holdings	75,349	13,344,495
SK Hynix	190,560	7,404,417
SK Telecom	45,919	9,487,764
Sungwoo Hitech	23,079	371,882
Taekwang Industrial	36	46,372
Taeyoung Engineering & Construction	67,270	419,909
TS	17,738	541,598
Woori Finance Holdings (A)	1,156,425	13,038,180
Youngone Holdings	16,154	1,150,619

		267,327,262

Taiwan — 10.9%
Accton Technology	450,000	267,485
Advanced Semiconductor Engineering	942,000	1,091,794
AmTRAN Technology	639,000	442,251
Ardentec*	314,000	266,190
AU Optronics	6,013,000	2,269,958
Casetek Holdings	162,000	847,606
Cheng Loong	2,253,680	977,654
Cheng Uei Precision Industry*	655,000	1,316,594
Chimei Materials Technology	123,000	142,966
China General Plastics	681,580	344,198
China Man-Made Fiber*	967,000	326,624

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
ChipMOS Technologies	10,263	$215,934
Compeq Manufacturing*	478,000	312,620
Coretronic	919,000	1,095,569
CTBC Financial Holding	1,678,200	997,539
Elitegroup Computer Systems	398,040	294,595
Feng TAY Enterprise	106,734	295,128
FSP Technology	217,357	233,206
Fubon Financial Holding	15,057,520	19,446,430
Gigabyte Technology	54,000	84,224
Global Brands Manufacture	389,643	130,965
Hannstar Board	509,234	183,808
Hon Hai Precision Industry	11,342,600	32,527,623
Ichia Technologies*	359,000	441,052
Innolux*	19,346,000	6,662,640
Inventec	7,817,851	7,197,041
King Yuan Electronics	2,127,000	1,620,008
King’s Town Bank	907,000	840,983
Lingsen Precision Industries	448,000	295,225
Lite-On Technology	5,884,711	8,983,548
Mega Financial Holding	4,202,419	3,214,646
Mercuries & Associates	1,190,138	788,223
Micro-Star International	993,000	1,085,138
Mirle Automation*	259,000	235,002
Pegatron	7,928,343	12,011,448
Pou Chen	8,669,270	11,023,908
P-Two Industries	49,000	22,149
Quanta Computer	467,000	1,280,469
Shihlin Development	148,800	133,288
Shin Kong Financial Holding	6,055,617	1,832,848
Shinkong Synthetic Fibers	649,000	208,683
Silicon Motion Technology ADR	29,982	497,401
Siliconware Precision Industries*	196,000	287,205
Sinbon Electronics*	180,000	267,634
SinoPac Financial Holdings	5,062,973	2,255,017
Taichung Commercial Bank	669,240	222,725
Taishin Financial Holding	8,846,094	4,013,229
Taiwan Cement	194,000	307,722
Taiwan PCB Techvest	203,000	288,387
Taiwan Semiconductor	454,000	499,132
Taiwan Semiconductor Manufacturing	189,000	741,655
Taiwan Semiconductor Manufacturing ADR	52,453	1,054,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Taiwan Surface Mounting Technology	593,250	$885,023
Taiwan Union Technology	395,000	384,562
Tatung*	3,520,000	1,113,186
Topco Scientific	117,287	218,665
TYC Brother Industrial	179,162	113,319
United Integrated Services	256,000	278,906
United Microelectronics	25,149,000	10,868,086
Vanguard International Semiconductor	975,000	1,330,221
Winbond Electronics*	13,969,000	4,195,603
Yageo	1,407,700	668,935

		152,478,178

Thailand — 5.4%
Advanced Info Service NVDR	1,655,100	12,377,447
Airports of Thailand NVDR	1,210,600	7,295,025
Bangchak Petroleum NVDR	2,550,300	2,521,928
Bangkok Bank	803,000	4,677,550
Bangkok Bank NVDR	193,500	1,127,155
Bangkok Expressway	166,400	176,118
Delta Electronics Thailand	169,700	298,915
Krung Thai Bank	5,257,400	2,940,635
Krung Thai Bank NVDR	5,878,300	3,287,924
PTT Exploration & Production	210,800	1,039,017
PTT Global Chemical	3,825,100	8,244,769
PTT NVDR	1,180,100	11,414,441
Ratchaburi Electricity Generating Holding	131,200	215,896
Thai Oil	340,200	549,303
Thanachart Capital	3,005,900	3,227,906
Thanachart Capital NVDR	2,550,300	2,738,657
Tisco Financial Group	121,200	148,878
Total Access Communication NVDR	3,087,900	11,880,209
TPI Polene	3,208,900	1,180,034
TPI Polene NVDR	710,600	261,315

		75,603,122

Turkey — 3.4%
Advansa Sasa Polyester Sanayi*	490,062	290,108
Aksa Akrilik Kimya Sanayii	424,858	1,476,857
Alarko Gayrimenkul Yatirim Ortakligi	66,476	651,679
Alarko Holding	125,921	289,227
BIM Birlesik Magazalar	17,625	406,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Turkey — (continued)
Eregli Demir ve Celik Fabrikalari	9,481,275	$13,156,277
Ipek Matbacilik Sanayi Ve Ticaret*	302,419	383,833
Is Yatirim Menkul Degerler	86,763	50,951
Kiler Gayrimenkul Yatirim Ortakligi*	425,158	227,524
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	1,011,732
Pinar Entegre Et ve Un Sanayi	36,787	172,476
Soda Sanayii	125,259	185,081
Turk Hava Yollari	1,797,824	5,747,111
Turk Sise ve Cam Fabrikalari	4,202,852	5,254,684
Turkiye Is Bankasi	4,884,026	11,495,636
Turkiye Vakiflar Bankasi Tao	2,680,736	5,598,752
Vestel Elektronik Sanayi ve Ticaret*	400,917	358,852
Yazicilar Holding, Cl A	23,627	214,837

		46,972,531

TOTAL COMMON STOCK (Cost $1,084,972,653)		1,257,055,293

PREFERRED STOCK — 7.9%
Brazil — 7.9%
Braskem, Ser A	596,410	4,062,997
Centrais Eletricas Brasileiras	54,500	308,949
Cia Brasileira de Distribuicao	424,901	20,121,223
Cia Energetica de Minas Gerais	2,264,616	17,052,541
Cia Energetica de Sao Paulo	406,100	4,746,256
Cia Energetica do Ceara	16,702	262,243
Cia Paranaense de Energia, Ser B	303,800	4,349,051
Eletropaulo Metropolitana Eletricidade de Sao Paulo	178,300	731,672
Embratel Participacoes	60	1
Gerdau	1,590,800	9,553,005
Investimentos Itau	2,733,600	12,014,477
Itau Unibanco Holding	18,800	309,181
Metalurgica Gerdau	707,400	5,174,434
Petroleo Brasileiro	1,648,400	12,161,085
San Carlos Empreendimentos e Participacoes* (A)	455	—
Telefonica Brasil	566,000	11,910,178
Usinas Siderurgicas de Minas Gerais, Ser A*	1,807,900	7,086,465

TOTAL PREFERRED STOCK (Cost $121,710,613)		109,843,758

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 1.2%
	Shares	Value

Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $16,256,826)	16,256,826	$16,256,826

TOTAL INVESTMENTS — 99.3% (Cost $1,222,940,092)		$1,383,155,877

Percentages are based on Net Assets of $1,392,578,651.

*	Non-income producing security.

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2014, was $13,038,182 and represented 0.9% of net assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2014.

ADR —	American Depositary Receipt

Cl —	Class

GDR —	Global Depositary Receipt

NVDR —	Non-Voting Depositary Receipt

Ser —	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2014 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of April 30, 2014 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$10,694,352	$—	$—		$10,694,352
Bermuda	810,716	—	—		810,716
Brazil	109,931,763	—	2		109,931,765
Chile	10,498,054	—	—		10,498,054
China	185,361,593	—	—		185,361,593
Czech Republic	406,678	—	—		406,678
Egypt	4,027,811	—	—		4,027,811
Hong Kong	8,465,999	—	—		8,465,999
India	125,496,660	—	—		125,496,660
Indonesia	14,125,700	—	—		14,125,700
Malaysia	46,164,176	—	—		46,164,176
Mexico	67,071,369	—	—		67,071,369
Pakistan	296,675	—	—		296,675
Panama	1,287,920	—	—		1,287,920
Philippines	1,746,366	—	—		1,746,366
Poland	23,949,071	—	—		23,949,071
Russia	27,780,168	—	—		27,780,168
South Africa	76,559,127	—	—		76,559,127
South Korea	254,289,082	—	13,038,180		267,327,262
Taiwan	152,478,178	—	—		152,478,178
Thailand	75,603,122	—	—		75,603,122
Turkey	46,972,531	—	—		46,972,531

Total Common Stock	1,244,017,111	—	13,038,182		1,257,055,293

Preferred Stock	109,843,758	—	—	^	109,843,758

Short-Term Investment	16,256,826	—	—		16,256,826

Total Investments in Securities	$1,370,117,695	$—	$13,038,182		$1,383,155,877

Amounts designated as “—” are either $0 or have been rounded to $0.

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents security categorized as Level 3 for which the market value is $0 or has been rounded to $0.

For the six months ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2014, there were transfers into Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 92.5%
	Face Amount (000)(1)		Value

Barbados — 0.8%
Barbados Government International Bond 6.625%, 12/05/35		460	$367,425

Brazil — 11.5%
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/17	BRL	3,565	1,519,630
10.000%, 01/01/21	BRL	3,017	1,213,158
10.000%, 01/01/23	BRL	5,888	2,312,692

			5,045,480

Chile — 1.7%
Chile Government International Bond 5.500%, 08/05/20	CLP	400,000	723,928

Colombia — 4.6%
Colombia Government International Bond 9.850%, 06/28/27	COP	645,000	434,746
Colombian TES 10.000%, 07/24/24	COP	1,185,000	771,851
6.000%, 04/28/28	COP	821,200	390,082
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/23 (A)	COP	864,000	413,401

			2,010,080

Costa Rica — 1.1%
Republic of Costa Rica 7.000%, 04/04/44 (A)		465	462,675

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value

Dominican Republic — 3.1%
Dominican Republic International Bond 16.000%, 07/10/20 (A)	DOP	4,600	$123,589
15.950%, 06/04/21 (A)	DOP	16,500	446,137
15.000%, 04/05/19 (A)	DOP	17,300	442,166
14.500%, 02/10/23 (A)	DOP	6,700	158,822
14.000%, 02/06/15 (A)	DOP	8,000	190,317

			1,361,031

Ghana — 3.1%
Ghana Government Bond 16.900%, 03/07/16	GHS	250	78,666
8.500%, 10/04/17 (A)		1,275	1,298,906

			1,377,572

Grenada — 0.3%
Grenada Government International Bond 6.000%, 09/15/25 (A) (B)		375	117,187

Indonesia — 7.2%
Indonesia Treasury Bond 11.000%, 11/15/20	IDR	6,250,000	629,244
11.000%, 09/15/25	IDR	954,000	99,037
10.250%, 07/15/22	IDR	2,600,000	253,713
10.000%, 02/15/28	IDR	5,033,000	490,057
9.500%, 05/15/41	IDR	680,000	63,080
8.375%, 03/15/24	IDR	6,390,000	565,132
8.375%, 03/15/34	IDR	4,120,000	348,337
6.625%, 05/15/33	IDR	9,922,000	697,282

			3,145,882

Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC 4.125%, 12/10/22		455	412,913

Kenya — 0.5%
Kenya Government Bond 10.803%, 03/21/16	KES	18,500	214,085

Malaysia — 3.8%
Malaysia Government Bond 4.935%, 09/30/43	MYR	1,350	416,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value

Malaysia — (continued)
4.498%, 04/15/30	MYR	1,340	$413,523
3.844%, 04/15/33	MYR	1,400	389,079
3.480%, 03/15/23	MYR	1,465	429,805

			1,649,378

Mexico — 7.8%
America Movil 6.450%, 12/05/22	MXN	5,780	414,102
Mexican Bonos 8.500%, 05/31/29	MXN	1,890	167,686
8.500%, 11/18/38	MXN	9,045	788,022
8.000%, 12/07/23	MXN	8,580	741,683
Mexican Udibonos 3.500%, 12/14/17		5,150	423,091
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	887,776

			3,422,360

Mongolia — 0.4%
Mongolia Government International Bond MTN 5.125%, 12/05/22 (A)		200	168,500

Mozambique — 2.0%
EMATUM Via Mozambique EMATUM Finance 2020 6.305%, 09/11/20		905	872,420

Nigeria — 1.0%
Nigeria Government Bond 16.390%, 01/27/22	NGN	58,470	422,192

Peru — 2.1%
Peru Government Bond 6.950%, 08/12/31	PEN	950	347,966
6.900%, 08/12/37	PEN	1,575	562,209

			910,175

Philippines — 1.4%
Philippine Government International Bond 6.250%, 01/14/36	PHP	10,000	230,484
3.900%, 11/26/22	PHP	18,000	385,599

			616,083

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value

Poland — 4.2%
Poland Government Bond 5.750%, 04/25/29	PLN	1,190	$449,603
4.000%, 10/25/23	PLN	1,890	622,748
2.750%, 08/25/23	PLN	1,945	781,400

			1,853,751

Russia — 8.7%
RusHydro JSC via RusHydro Finance MTN 7.875%, 10/28/15	RUB	26,400	709,188
Russian Federal Bond - OFZ 8.150%, 02/03/27	RUB	27,730	714,558
7.500%, 02/27/19	RUB	23,000	610,428
7.050%, 01/19/28	RUB	32,995	762,780
7.000%, 01/25/23	RUB	26,520	645,785
7.000%, 08/16/23	RUB	6,465	156,013
Russian Foreign Bond - Eurobond 4.500%, 04/04/22		200	190,300

			3,789,052

Serbia — 1.8%
Serbia Treasury Bonds 10.000%, 04/04/15	RSD	28,750	348,245
10.000%, 10/17/16	RSD	13,910	165,898
10.000%, 01/24/18	RSD	24,150	276,391

			790,534

South Africa — 7.9%
South Africa Government Bond 10.500%, 12/21/26	ZAR	7,617	837,511
8.750%, 02/28/48	ZAR	11,505	1,042,389
7.750%, 02/28/23	ZAR	3,780	346,220
7.000%, 02/28/31	ZAR	10,835	857,459
6.250%, 03/31/36	ZAR	5,580	390,836

			3,474,415

Supra-National — 1.6%
International Finance MTN 7.800%, 06/03/19	INR	22,180	371,413
7.750%, 12/03/16	INR	19,630	330,260

			701,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value

Tanzania — 2.4%
Standard Bank 7.250%, 10/07/14		1,000	$1,071,200

Thailand — 1.8%
Thailand Government Bond 3.775%, 06/25/32	THB	4,250	126,621
3.625%, 06/16/23	THB	15,000	466,419
1.250%, 03/12/28	THB	7,735	215,508

			808,548

Turkey — 4.2%
Turkey Government Bond 9.500%, 01/12/22	TRY	1,665	800,348
7.100%, 03/08/23	TRY	2,135	884,717
4.125%, 04/11/23	EUR	100	141,163

			1,826,228

Uganda — 0.5%
Republic of Uganda Government Bond 14.625%, 11/01/18	UGX	330,900	136,225
11.000%, 01/21/21	UGX	245,000	83,349

			219,574

Uruguay — 2.1%
Uruguay Government International Bond 5.000%, 09/14/18	UYU	2,595	213,362
Uruguay Letras De Regulacion Monetaria En UI 5.408%, 03/03/16 (C)	UYU	3,768	146,958
Uruguay Notas del Tesoro 11.000%, 03/21/17	UYU	4,350	166,747
10.500%, 03/21/15	UYU	5,780	239,535
Uruguay Treasury Bills 14.009%, 11/07/14 (C)	UYU	3,800	152,215

			918,817

Venezuela — 0.5%
Petroleos de Venezuela 5.000%, 10/28/15		231	207,611

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)/ Number of Warrants/ Shares		Value

Zambia — 3.5%
Zambia Government Bond 15.000%, 08/15/23	ZMK	320	$41,992
14.000%, 08/16/18	ZMK	290	40,897
13.000%, 09/01/22	ZMK	2,800	365,633
11.000%, 09/02/17	ZMK	1,765	231,342
10.000%, 03/19/15	ZMK	1,565	234,603
8.500%, 04/14/24 (A)		320	333,600
Zambia Treasury Bills 14.411%, 08/11/14 (C)	ZMK	1,975	296,740

			1,544,807

TOTAL GLOBAL BONDS (Cost $42,175,014)			40,505,576

WARRANTS — 0.8%
Central Bank of Nigeria, Expires 11/15/20*		1,250	181,250
Venezuela Government International Bond, Expires 04/15/20*		7,000	159,250

TOTAL WARRANTS (Cost $456,000)			340,500

SHORT-TERM INVESTMENT — 4.1%
Reich & Tang Daily Money Market Fund, Institutional Class, 0.040% (D) (Cost $1,797,615)		1,797,615	1,797,615

TOTAL INVESTMENTS — 97.4% (Cost $44,428,629)			$42,643,691

Percentages are based on Net Assets of $43,774,136.

*	Non-income producing security.

(1)	In U.S dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	The rate reported is the 7-day effective yield as of April 30, 2014.

CLOIS –	Chile TAB Nominal Average Interbank Rate 360 Days

MTN –	Medium Term Note

Ser –	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

The summary of outstanding forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
5/5/14	USD	2,790,825	MYR	(9,103,109)	(2,786,640)	$4,185
5/5/14-5/12/14	COP	2,155,878,611	USD	(1,058,180)	1,111,992	53,812
5/5/14-7/31/14	MYR	18,103,109	USD	(5,462,047)	5,524,290	62,243
5/6/14	USD	2,219,004	HUF	(491,842,220)	(2,223,730)	(4,726)
5/6/14-8/6/14	HUF	1,006,842,220	USD	(4,461,146)	4,541,053	79,907
5/7/14-10/3/14	USD	605,000	INR	(39,739,250)	(650,161)	(45,161)
5/7/14-10/3/14	INR	30,076,500	USD	(460,000)	487,722	27,722
5/8/14	USD	451,417	CNH	(2,787,703)	(445,725)	5,692
5/8/14-3/26/15	CNH	8,178,983	USD	(1,307,830)	1,299,305	(8,525)
5/12/14	USD	1,263,862	CLP	(723,286,250)	(1,279,995)	(16,133)
5/12/14	USD	1,562,810	COP	(3,189,502,500)	(1,645,031)	(82,221)
5/12/14	CLP	684,299,750	USD	(1,234,101)	1,211,001	(23,100)
5/12/14-6/30/14	USD	1,384,446	EGP	(9,805,760)	(1,386,425)	(1,979)
5/12/14-6/30/14	EGP	9,805,760	USD	(1,315,000)	1,386,425	71,425
5/19/14	USD	200,000	CZK	(4,021,600)	(203,240)	(3,240)
5/19/14	USD	703,794	NGN	(115,000,000)	(711,595)	(7,801)
5/19/14	CZK	4,021,600	USD	(201,851)	203,240	1,389
5/19/14	ZMK	2,490,750	USD	(383,192)	392,490	9,298
5/19/14	USD	405,000	ZMK	(2,490,750)	(392,491)	12,509
5/19/14-4/3/15	NGN	253,064,000	USD	(1,430,000)	1,505,438	75,438
5/20/14-12/9/14	USD	1,950,000	PEI	(5,635,160)	(1,970,690)	(20,690)
5/20/14-12/9/14	PEI	5,077,770	USD	(1,770,692)	1,777,499	6,807
5/21/14-6/3/14	USD	389,541	ARS	(3,513,400)	(432,182)	(42,641)
5/21/14-6/3/14	ARS	3,513,400	USD	(440,000)	432,183	(7,817)
5/27/14	USD	815,000	CNY	(4,995,950)	(797,127)	17,873
5/27/14	RON	2,020,523	EUR	(445,000)	630,709	13,378
5/27/14	USD	1,281,866	PLN	(3,922,773)	(1,293,343)	(11,477)
5/27/14	CNY	4,995,950	USD	(811,611)	797,128	(14,483)
5/27/14	PLN	11,069,324	USD	(3,639,000)	3,649,570	10,570
5/29/14-6/18/14	USD	1,750,350	ZAR	(18,887,620)	(1,785,064)	(34,714)
5/30/14	USD	545,433	MXN	(7,212,914)	(549,947)	(4,514)
5/30/14	USD	814,515	TWD	(24,661,900)	(817,309)	(2,794)
5/30/14	MXN	17,789,787	USD	(1,330,614)	1,356,379	25,765
5/30/14	TWD	24,661,900	USD	(815,000)	817,309	2,309
6/3/14	PLN	532,375	EUR	(125,000)	175,443	2,039
6/3/14	KES	28,613,000	USD	(325,000)	327,097	2,097
6/3/14-8/19/14	USD	1,819,086	IDR	(20,944,375,000)	(1,789,397)	29,689
6/3/14-8/19/14	IDR	24,346,565,000	USD	(2,020,550)	2,081,897	61,347
6/9/14-6/27/14	TRY	8,516,995	USD	(3,940,004)	3,985,698	45,694
6/18/14	USD	847,292	KZT	(136,583,500)	(743,274)	104,018
6/18/14-8/13/14	USD	1,826,625	RUB	(66,991,920)	(1,836,515)	(9,890)
6/18/14-8/13/14	RUB	102,695,070	USD	(2,851,502)	2,825,301	(26,201)
6/18/14-8/19/14	KZT	221,633,500	USD	(1,315,000)	1,199,889	(115,111)
6/18/14-3/27/15	ZAR	27,721,979	USD	(2,475,000)	2,545,537	70,537
6/27/14	USD	1,211,921	TRY	(2,331,610)	(1,087,488)	124,433
6/30/14	HUF	35,966,595	EUR	(115,000)	162,126	2,605
7/3/14	USD	390,268	PHP	(17,605,000)	(394,404)	(4,136)
7/16/14	USD	725,288	EUR	(525,000)	(728,235)	(2,947)
7/16/14	EUR	230,000	USD	(317,837)	319,036	1,199

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
7/17/14	USD	494,520	THB	(16,060,000)	(494,588)	$(68)
7/17/14	THB	125,565,000	USD	(3,872,833)	3,866,931	(5,902)
7/25/14	USD	794,892	BRL	(1,830,000)	(800,123)	(5,231)
7/25/14	UYU	8,357,300	USD	(355,327)	356,776	1,449
7/25/14	USD	350,000	UYU	(8,357,300)	(356,776)	(6,776)
9/18/14-4/6/15	CRC	372,687,000	USD	(655,000)	658,536	3,536
4/28/15	UAH	12,195,000	USD	(893,407)	858,803	(34,604)

						$386,083

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Citigroup	$11,634,620	$(11,463,301)	$171,319
Bank of New York	2,228,103	(2,256,096)	(27,993)
Brown Brothers Harriman	4,148,270	(4,058,289)	89,981
HSBC	1,540,386	(1,521,580)	18,806
State Street	28,998,569	(29,052,741)	(54,172)
UBS	25,529,609	(25,341,467)	188,142

			$386,083

For the six months ended April 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

Currency Legend
ARS	Argentine Peso	IDR	Indonesia Rupiah	RON	Romanian Leu
BRL	Brazilian Real	INR	Indian Rupee	RSD	Serbian Dinar
CLP	Chilean Peso	KES	Kenyan Shilling	RUB	Russian Ruble
CNH	Chinese Offshore Yuan Renminbi	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Yuan	KZT	Kazakhstan Tenge	TRY	Turkish Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CRC	Costa Rican Colon	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
CZK	Czech Koruna	NGN	Nigerian Naira	UGX	Ugandan Shilling
DOP	Dominican Peso	PEI	Peruvian Inca	USD	U.S. Dollar
EGP	Egyption Pound	PEN	Peruvian Nuevo Sol	UYU	Uruguayan Peso
EUR	Euro Dollar	PHP	Philippine Peso	ZAR	South African Rand
GHS	Ghana Cedi	PLN	Polish Zloty	ZMK	Zambian Kwacha
HUF	Hungarian Forint

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

Outstanding swap agreements held by the Fund at April 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Citigroup	3.365%	FLOAT 2.65 KRW 3M	04/16/2029	KRW	575,000,000	$473
Citigroup	4.610%	6M CLP 1D CLOIS	02/18/2019	CLP	500,000,000	(15,096)

						$(14,623)

For the six months ended April 30, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the six months.

The summary of inputs used to value the Fund’s net assets as of April 30, 2014 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$40,505,576	$—	$40,505,576
Warrants	—	340,500	—	340,500
Short-Term Investment	1,797,615	—	—	1,797,615

Total Investments in Securities	$1,797,615	$40,846,076	$—	$42,643,691

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts – Appreciation *	$—	$928,965	$—	$928,965
Forwards Contracts – Depreciation *	—	(542,882)	—	(542,882)
Interest Rate Swaps – Appreciation *	—	473	—	473
Interest Rate Swaps – Depreciation *	—	(15,096)	—	(15,096)

Total Other Financial Instruments	$—	$371,460	$—	$371,460

* Forwards contracts and swaps are valued at the net unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2014 (Unaudited)

For the six months ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and Liabilities.

For the six months ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and Liabilities.

For the six months ended April 30, 2014, there were no Level 3 investments

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Emerging Markets Portfolio	Emerging Markets Debt Fund
Assets
Investments, at Value (Cost $1,222,940,092 and $44,428,629)	$1,383,155,877	$42,643,691
Unrealized Gain on Forward Foreign Currency Contracts	—	928,965
Unrealized Gain on Swap Contracts	—	473
Foreign Currency, at Value (Cost $7,231,975 and $399,289)	7,253,620	391,296
Receivable for Capital Shares Sold	3,375,958	15,730
Dividends and Interest Receivable	2,956,305	806,406
Receivable for Investment Securities Sold	767,572	703,101
Reclaim Receivable	92,369	12,004
Cash collateral on Swap Contracts	—	18,000
Prepaid Expenses	18,577	9,454

Total Assets	1,397,620,278	45,529,120

Liabilities
Unrealized Loss on Forward Foreign Currency Contracts	—	542,882
Unrealized Loss on Swap Contracts	—	15,096
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,620,758	9,787
Payable for Capital Shares Redeemed	1,183,602	23,044
Payable to Adviser	1,137,524	10,879
Payable due to Administrator	81,356	2,565
Payable due to Trustees	6,093	208
Chief Compliance Officer Fees Payable	2,938	—
Payable for Investment Securities Purchased	—	479,666
Payable to Custodian	—	610,629
Accrued Expenses	1,009,356	60,228

Total Liabilities	5,041,627	1,754,984

Net Assets	$1,392,578,651	$43,774,136

Net Assets Consist of:
Paid-in Capital	$1,332,541,208	$48,840,929
Undistributed (Distributions in Excess of) Net Investment Income	2,361,910	(383,739)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(100,937,649)	(3,266,256)
Net Unrealized Appreciation (Depreciation) on Investments	160,215,785	(1,784,938)
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	18,155	392,550
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(1,620,758)	(9,787)
Net Unrealized Depreciation on Swap Contracts	—	(14,623)

Net Assets	$1,392,578,651	$43,774,136

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	75,837,578	4,763,300
Net Asset Value Price Per Share	$18.36	$9.19

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS
	Emerging Markets Portfolio	Emerging Markets Debt Fund
Investment Income:
Dividends	$15,119,758	$—
Interest	—	1,833,436
Less: Foreign Taxes Withheld	(1,298,929)	(65,591)

Total Income	13,820,829	1,767,845

Expenses:
Investment Advisory Fees	6,592,922	136,041
Shareholder Servicing Fees	1,906,407	15,335
Administration Fees	480,003	15,237
Trustees’ Fees	10,006	335
Chief Compliance Officer Fees	5,104	269
Custodian Fees	597,343	58,600
Transfer Agent Fees	96,045	15,274
Printing Fees	68,898	2,170
Legal Fees	29,123	1,806
Filing and Registration Fees	17,105	8,804
Audit Fees	13,523	13,470
Interest Expense	2,569	—
Other Expenses	53,329	8,920

Total Expenses	9,872,377	276,261

Less:
Investment Advisory Fee Waiver	—	(77,645)
Fees Paid Indirectly — (See Note 6)	(208)	(3)

Net Expenses	9,872,169	198,613

Net Investment Income	3,948,660	1,569,232

Net Realized Gain (Loss) on:
Investments	(16,759,392)	(739,727)
Swap Contracts	—	(245,459)
Forwards Contracts and Foreign Currency Transactions	(580,778)	(1,849,545)

Net Realized Loss on Investments, Forwards Contracts, Foreign Currency Transactions and Swap Contracts	(17,340,170)	(2,834,731)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(25,491,273)	(7,842)
Foreign Capital Gains Tax on Appreciated Securities	(808,991)	8,179
Swap Contracts	—	62,596
Forward Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	218,390	(433,723)

Net Change in Unrealized Depreciation	(26,081,874)	(370,790)

Net Realized and Unrealized Loss on Investments, Swap Contracts, Forwards Contracts and Foreign Currency Transactions	(43,422,044)	(3,205,521)

Net Decrease in Net Assets Resulting from Operations	$(39,473,384)	$(1,636,289)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Income	$3,948,660	$15,590,203
Net Realized Loss on Investments and Foreign Currency Transactions	(17,340,170)	(9,043,954)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(26,081,874)	59,768,496

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,473,384)	66,314,745

Dividends and Distributions:
Net Investment Income	(15,457,764)	(16,893,880)

Total Dividends and Distributions	(15,457,764)	(16,893,880)

Capital Share Transactions:
Issued	378,948,220	762,115,800
Reinvestment of Distributions	13,604,990	14,523,850
Redemption Fees — (See Note 2)	46,896	151,523
Redeemed	(291,725,326)	(300,523,877)

Net Increase in Net Assets from Capital Share Transactions	100,874,780	476,267,296

Total Increase in Net Assets	45,943,632	525,688,161

Net Assets:
Beginning of Period	1,346,635,019	820,946,858

End of Period (including Undistributed Net Investment Income of $2,361,910 and $13,871,014, respectively)	$1,392,578,651	$1,346,635,019

Share Transactions:
Issued	21,065,262	40,033,515
Reinvestment of Distributions	742,630	766,430
Redeemed	(16,272,524)	(16,047,437)

Net Increase in Shares Outstanding from Share Transactions	5,535,368	24,752,508

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Income	$1,569,232	$2,696,533
Net Realized Loss on Investments, Swap Contracts, Forwards Contracts and Foreign Currency Transactions	(2,834,731)	(2,298,185)
Net Change in Unrealized Depreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, Forwards Contracts, Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies and Swap Contracts	(370,790)	(1,758,437)

Net Decrease in Net Assets Resulting from Operations	(1,636,289)	(1,360,089)

Dividends and Distributions:
Net Investment Income	(635,550)	(1,348,238)
Net Realized Gains	—	(473,089)
Return of Capital	—	(7,929)

Total Dividends and Distributions	(635,550)	(1,829,256)

Capital Share Transactions:
Issued	5,996,998	27,323,656
Reinvestment of Distributions	613,099	1,759,397
Redemption Fees — (See Note 2)	804	9,467
Redeemed	(5,135,868)	(7,546,394)

Net Increase in Net Assets from Capital Share Transactions	1,475,033	21,546,126

Total Increase (Decrease) in Net Assets	(796,806)	18,356,781

Net Assets:
Beginning of Period	44,570,942	26,214,161

End of Period (including Distributions in Excess of Net Investment Income of $383,739 and $1,317,421, respectively)	$43,774,136	$44,570,942

Share Transactions:
Issued	665,808	2,694,103
Reinvestment of Distributions	67,300	168,302
Redeemed	(563,677)	(781,963)

Net Increase in Shares Outstanding from Share Transactions	169,431	2,080,442

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.15		$18.02	$17.56	$19.45	$15.16	$13.07

Income from Operations:
Net Investment Income*	0.05		0.25	0.36	0.35	0.24	0.22
Net Realized and Unrealized Gain (Loss)	(0.63)		1.20	0.43	(2.06)	4.18	5.40

Total from Operations	(0.58)		1.45	0.79	(1.71)	4.42	5.62

Redemption Fees	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.21)		(0.32)	(0.33)	(0.18)	(0.13)	(0.54)
Net Realized Gains	—		—	—	—	—	(2.99)

Total Dividends and Distributions	(0.21)		(0.32)	(0.33)	(0.18)	(0.13)	(3.53)

Net Asset Value, End of Period	$18.36		$19.15	$18.02	$17.56	$19.45	$15.16

Total Return†	(3.02	)%***	8.05%	4.74%	(8.89)%	29.34%	58.69%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,392,579		$1,346,635	$820,947	$922,389	$861,978	$553,532
Ratio of Expenses to Average Net Assets(1)	1.50%	**	1.48%	1.31%	1.29%	1.36%	1.49%
Ratio of Net Investment Income to Average Net Assets	0.60%	**	1.35%	2.04%	1.78%	1.41%	1.83%
Portfolio Turnover Rate	19%	***	45%	44%	49%	74%	115%

*	Per share amounts for the period are based on average outstanding shares.

**	Annualized.

***	Not Annualized.

^	Amount was less than $0.01 per share.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets for the years or periods ended April 30, 2014, October 31, 2013, October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009, exclude the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.50%, 1.48%, 1.31%, 1.29%, 1.36% and 1.48%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014 (Unaudited)		Year/Period Ended October 31,
			2013	2012	2011†
Net Asset Value, Beginning of Period	$9.70		$10.43	$10.39	$10.00

Income from Operations:
Net Investment Income*	0.34		0.73	0.68	0.55
Net Realized and Unrealized Gain (Loss)	(0.71)		(0.84)	0.42	(0.18)

Total from Operations	(0.37)		(0.11)	1.10	0.37

Redemption Fees	0.00	^	0.00 ^	0.01	0.02

Dividends and Distributions from:
Net Investment Income	(0.14)		(0.43)	(1.05)	—
Net Realized Gains	—		(0.19)	(0.02)	—
Return of Capital	—		0.00 ^	—	—

Total Dividends and Distributions	(0.14)		(0.62)	(1.07)	—

Net Asset Value, End of Period	$9.19		$9.70	$10.43	$10.39

Total Return††	(3.83	)%***	(1.34)%	11.91%	3.90	%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$43,774		$44,571	$26,214	$17,862
Ratio of Expenses to Average Net Assets(1)	0.95%	**	0.95%	0.95%	0.95%	**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.32%	**	1.51%	1.94%	2.14%	**
Ratio of Net Investment Income to Average Net Assets	7.50%	**	7.29%	6.78%	6.05%	**
Portfolio Turnover Rate	71%	***	170%	151%	148%	***

†	Commenced operations on December 17, 2010.

*	Per share amounts for the period are based on average outstanding shares.

**	Annualized.

***	Not annualized.

^	Amount was less than $0.01 per share.

††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been the same as the ratios reported.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 50 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Emerging Markets Portfolio”), a non-diversified Portfolio and the Acadian Emerging Markets Debt Fund (“Emerging Markets Debt Fund”), a non-diversified fund (the “Funds”). The investment objective of the Emerging Markets Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The investment objective of the Emerging Markets Debt Fund is to generate a high total return through a combination of capital appreciation and income by investing primarily in debt securities of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of investements, of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, the total market value of securities in the Emerging Markets Portfolio, valued in accordance with fair value procedures, was $13,038,182 or 0.9% of net assets. None of the securities in the Emerging Markets Debt Fund were valued in accordance with fair value procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculates their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management Inc. (the “Adviser”), of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculates net asset value, it may request that a Committee meeting be called. In

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Emerging Markets Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Emerging Markets Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Emerging Markets Portfolio use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds’ Administrator and may request that a meeting of the Committee be held.

If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2014, there have been no significant changes to the Funds’ fair value methodologies.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

Federal Income Taxes — It is each Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward foreign currency contracts, refer to the schedule of investments.

Swap Contracts — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swaps may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

payments) with respect to a notional amount of principal. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of April 30, 2014, if applicable.

Over-the-Counter (“OTC”) Derivative Contracts — The risks of investing in OTC derivatives may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

Certain Funds are party to International Swap Dealers Association, Inc. (“ISDA”) master agreements. These agreements are with select counterparties and they govern transactions, including certain OTC derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA master agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right

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to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA master agreement. If the Fund’s net assets were to decline below an agreed upon level, the Funds may be required to terminate the existing contracts at the existing fair value.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements or other similar agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

The following table presents the Emerging Markets Debt Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2014:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward currency contracts
Citigroup	$171,319	$(171,319)	$—	$—
Brown Brothers Harriman	89,981	(89,981)	—	—
HSBC	18,806	(18,806)	—	—
UBS	188,142	(188,142)	—	—
Equity Swaps
Citigroup	473	(473)	—	—

Total	$171,792	$(171,792)	$—	$—

The following table presents the Emerging Markets Debt Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2014:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward currency contracts
Bank of New York	$27,993	$(27,993)	$—	$—
State Street	54,172	(54,172)	—	—
Equity Swaps
Citigroup	15,096	(473)	(14,623)	—

Total	$97,261	$(82,638)	$(14,623)	$—

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

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APRIL 30, 2014

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statement of Changes in net assets.

3. Derivative Transactions:

The fair value of derivative instruments in the Emerging Markets Debt Fund as of April 30, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Contract Type	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Interest rate contracts	Unrealized Appreciation on Swap Contracts	$473	Unrealized Appreciation on Swap Contracts	$(15,096)
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	928,965	Unrealized gain on forward foreign currency contracts	(542,882)

Total Derivatives not accounted for as hedging instruments		$929,438		$(557,978)

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2014 is as follows:

Amount of realized Gain or (Loss) on Derivatives Recognized:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$(245,459)	$(245,459)
Foreign exchange contracts	93,118	—	93,118

Total	$93,118	$(245,459)	$(152,341)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$62,596	$62,596
Foreign exchange contracts	(444,400)	—	(444,400)

Total	$(444,400)	$62,596	$(381,804)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

4. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $250,000 or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the six months ended April 30, 2014, the Emerging Markets Portfolio and the Emerging Markets Debt Fund earned cash management credits of $208 and $3, respectively, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

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Union Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

Under the terms of the investment advisory agreement for the Funds, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of the average daily net assets for each fund, as follows:

Emerging Markets Portfolio	1.00%
Emerging Markets Debt Fund .	0.65%

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Emerging Markets Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.95% of the Emerging Market Debt Fund’s average daily net assets until February 28, 2015. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015.

7. Investment Transactions:

For the six months ended April 30, 2014, the Emerging Markets Portfolio made purchases of $323,330,858 and sales of $247,455,684 of investment securities other than long-term U.S. Government and short-term securities. For the six months ended April 30, 2014, the Emerging Markets Debt Fund made purchases of $28,571,965 and sales of $27,292,160 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities for either Fund.

8. Line of Credit:

The Funds entered into an agreement which enables them to participate in a $25 million unsecured committed revolving line of credit with Union Bank N.A., which is set to expire April 15, 2015. The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2014

funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings at the current reference rate. Each Fund is individually and not jointly liable for its particular advances under the line of credit. For the six months ended April 30, 2014, the Emerging Markets Portfolio had average borrowings of $1,087,664 over a period of 30 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the six months was $2,569. For the six months ended April 30, 2014, the Emerging Markets Debt Fund did not utilize a line of credit with Union Bank N.A. As of April 30, 2014, the Funds had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Emerging Markets Portfolio
2013	$16,893,880	$—	$—	$16,893,880
2012	16,794,112	—	—	16,794,112

Emerging Markets Debt Fund
2013	$1,724,799	$96,528	$7,929	$1,829,256
2012	2,108,490	—	—	2,108,490

As of October 31, 2013, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Undistributed Ordinary Income	$15,455,134	$—
Capital Loss Carryforwards	(82,728,915)	(309,732)
Net Unrealized Appreciation/(Depreciation)	182,242,372	(1,626,240)
Other Temporary Differences	—	(858,982)

Total Distributable Earnings/ (Accumulated Losses)	$114,968,591	$(2,794,954)

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APRIL 30, 2014

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. At October 31, 2013 the Funds had capital loss carryforwards as follows:

	Expires 10/31/17	Total Capital Loss Carryforwards October 31, 2013
Emerging Markets Portfolio	$27,553,569	$27,553,569

During the year ended October 31, 2013 the Emerging Markets Portfolio did not utilize capital loss carryforwards to offset capital gains. The Emerging Markets Debt Fund did not have any pre-enactment capital loss carryforwards as of October 31, 2013.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, postenactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Emerging Markets Portfolio	$41,159,539	$14,015,807	$55,175,346
Emerging Markets Debt Fund	$309,732	$—	$309,732

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2014, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Portfolio
$1,222,940,092	$228,316,186	$(68,100,401)	$160,215,785
Emerging Markets Debt Fund
$44,428,629	$648,998	$(2,433,936)	$(1,784,938)

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APRIL 30, 2014

10. Concentration of Risk:

Because the Funds invest in foreign securities, they are subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

Certain securities held by the Emerging Markets Debt Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. As of April 30, 2014, the total value of these securities represented approximately 12.4% of the net assets of the Emerging Markets Debt Fund.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At April 30, 2014, the investments of the Funds were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

11. Other:

As of April 30, 2014, 71% of the Emerging Markets Portfolio’s total shares outstanding were held by two record shareholders and 81% of the Emerging Markets Debt Fund’s total shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is

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APRIL 30, 2014

dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Loans of Fund Securities:

The Funds may lend fund securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six months and as of April 30, 2014, there were no securities on loan for either Fund.

13. Change Of Independent Registered Public Accounting Firm:

The Funds’ have selected Deloitte & Touche LLP (“Deloitte”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended October 31, 2013. The decision to select Deloitte was recommended by the Funds’ Audit Committee on November 13, 2012 and was approved by the Funds’ Board of Trustees on November 13-14, 2012. During the Fund’s fiscal years ended October 31, 2011 and October 31, 2012, neither the Funds, their portfolios, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of Deloitte does not reflect any disagreements with or dissatisfaction by the Funds or the Funds’ Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, Pricewaterhouse

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APRIL 30, 2014

Coopers LLP (“PwC”). The decision not to renew the engagement of PwC, effective upon its completion of its audit for the fiscal year ended October 31, 2012, and to select Deloitte was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. PwC’s report on the Funds’ financial statements for the fiscal years ended October 31, 2011 and October 31, 2012 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Funds’ fiscal years ended October 31, 2011 and October 31, 2012 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio’s/Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio/Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio/Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s/Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio/Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s/Fund’s costs with those of other mutual funds. It assumes that the Portfolio/Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s/Fund’s comparative cost by comparing the hypothetical result for your Portfolio/Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s/ Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Acadian Emerging Markets Portfolio
Actual Fund Return	$1,000.00	$969.80	1.50%	$7.33
Hypothetical 5% Return	1,000.00	1,017.36	1.50	7.50
Acadian Emerging Markets Debt Fund
Actual Fund Return	$1,000.00	$961.70	0.95%	$4.62
Hypothetical 5% Return	1,000.00	1,020.08	0.95	4.76

*	Expenses are equal to the Portfolio’s/Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ACA-SA-002-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014